Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 06, 2025
Entity Registrant Name	dei_EntityRegistrantName	Precidian ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001499655
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 06, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 06, 2025
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Airbus SE ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AIRBUS SE ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Airbus SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Airbus SE in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Airbus SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Airbus SE

Airbus SE is the largest aeronautics and space company in Europe. Airbus SE designs, manufactures, and delivers products, services and solutions for the commercials aircraft, helicopter, defence, and space sectors. Airbus SE is primarily traded on the Paris Stock Exchange, has a market cap of approximately $132.05 billion and annual revenue was reported as 65.45 billion in 2023.

Information regarding Airbus SE may be obtained from publicly available sources including, but not limited to, the company’s website (www.airbus.com), press releases, newspaper articles and other publicly disseminated documents. Airbus SE ADRs trade on the over-the-counter market (“OTC”). Information regarding Airbus SE may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Airbus SE ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Airbus SE, and seek information form their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Airbus SE from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Airbus SE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Airbus SE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Airbus SE could affect the value of the Fund’s investments with respect to Airbus SE and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Airbus SE ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Airbus SE ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Airbus SE ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Airbus SE ADRhedged(TM) | Risk of Investing in France [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Airbus SE ADRhedged(TM) | Investing in the European Union (“EU”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Airbus SE ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Airbus SE ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Airbus SE ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Airbus SE ADRhedged(TM) | Airbus SE Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Airbus SE Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Airbus SE may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply chain, shortages of critical materials, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Airbus SE ADRhedged(TM) | Airbus SE Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Airbus SE Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and aerospace and defense industry companies, Airbus SE faces risks unique to its operations including, among others, geopolitical instability impacting defense spending, complex and costly development projects, stringent regulatory environments, cyber security threats, technological obsolescence, reputational damage from accidents, and potential for ethical concerns surrounding military technology development.

Airbus SE ADRhedged(TM) | Aerospace and Defense Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Aerospace and Defense Industry Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent government demand for their products and services. There are significant risks inherent in contracting with governments that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

Airbus SE ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Airbus SE ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Airbus SE ADRhedged(TM) | Risk of Investing in Unsponsored Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Airbus SE ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Airbus SE ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Airbus SE ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Airbus SE ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Airbus SE ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Airbus SE ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Airbus SE ADRhedged(TM) | Airbus SE ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EADH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Bayer AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BAYER AG ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Bayer AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Bayer AG in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayer AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Bayer AG

Bayer AG is a German multinational company that develops, manufactures, and sells products for human health and agriculture. Bayer AG engages in the business of life science fields of healthcare and nutrition and its products include prescription and over-the-counter drugs, sees, crop protection products, and diagnostic imaging equipment. Bayer AG is primarily traded on the German Stock Exchange, has a market cap of approximately $21.26 billion and annual revenue was reported as $51.75 billion in 2023.

Information regarding Bayer AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.bayer.com), press releases, newspaper articles and other publicly disseminated documents. Bayer AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Bayer AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup).Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Bayer AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Bayer AG in compliance with Rule 12g3-2(b) under the Exchange Act. Investors are highly encouraged to conduct their own research on Bayer AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Bayer AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Bayer AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Bayer AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Bayer AG could affect the value of the Fund’s investments with respect to Bayer AG and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Bayer AG ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Bayer AG ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bayer AG ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Bayer AG ADRhedged(TM) | Investing in the European Union (“EU”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Bayer AG ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Bayer AG ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Bayer AG ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Bayer AG ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Bayer AG ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Bayer AG ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Bayer AG ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Bayer AG ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Bayer AG ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Bayer AG ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Bayer AG ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Bayer AG ADRhedged(TM) | Risks of Investing in Germany [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Bayer AG ADRhedged(TM) | Bayer AG Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Bayer AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Bayer AG may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, litigation, environment concerns, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Bayer AG ADRhedged(TM) | Bayer AG Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Bayer AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and pharmaceutical companies, Bayer AG faces risks unique to its operations including, among others, reduced demand for prescription medicine, growing competition from generic pharmaceuticals, pharmaceutical fraud, rising consumer expectations, data breaches, cybersecurity threats, and supply chain disruptions.

Bayer AG ADRhedged(TM) | Pharmaceutical Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Bayer AG ADRhedged(TM) | Bayer AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BAYH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Bayerische Motoren Werke AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BAYERISCHE MOTOREN WERKE AG ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Bayerische Motoren Werke AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Bayerische Motoren Werke AG in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayerische Motoren Werke AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Bayerische Motoren Werke AG

Bayerische Motoren Werke AG, commonly abbreviated to “BMW”, is a German multinational manufacturer of luxury cars, motorcycles, and other vehicles headquartered in Munich, Bavaria, Germany. BMW also offers financing and dealership services. BMW is primarily traded on the Frankfurt Stock Exchange, has a market cap of approximately $48.61 billion and annual revenue was reported as 168.3 billion in 2023.

Information regarding BMW may be obtained from publicly available sources including, but not limited to, the company’s website (www.bmw.com), press releases, newspaper articles and other publicly disseminated documents. Bayer AG ADRs trade on the over-the-counter market (“OTC”). Information regarding BMW may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for BMW ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on BMW, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding BMW from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding BMW is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BMW have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning BMW could affect the value of the Fund’s investments with respect to BMW and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Bayerische Motoren Werke AG ADRhedged(TM) | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Bayerische Motoren Werke AG ADRhedged(TM) | Risk Not Insured [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bayerische Motoren Werke AG ADRhedged(TM) | Market Risk [Member]
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Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Bayerische Motoren Werke AG ADRhedged(TM) | Foreign Market Risk [Member]
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Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Bayerische Motoren Werke AG ADRhedged(TM) | Currency Hedging Risk [Member]
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Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Bayerische Motoren Werke AG ADRhedged(TM) | Currency Swap Risk [Member]
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Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Bayerische Motoren Werke AG ADRhedged(TM) | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Bayerische Motoren Werke AG ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
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Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Bayerische Motoren Werke AG ADRhedged(TM) | Risk of Investing in Unsponsored Depositary Receipts [Member]
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Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Bayerische Motoren Werke AG ADRhedged(TM) | Tax Risk [Member]
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Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Bayerische Motoren Werke AG ADRhedged(TM) | Equity Securities Risk [Member]
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Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Bayerische Motoren Werke AG ADRhedged(TM) | Management Risk [Member]
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Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Bayerische Motoren Werke AG ADRhedged(TM) | Market Trading Risk [Member]
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Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Bayerische Motoren Werke AG ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Bayerische Motoren Werke AG ADRhedged(TM) | New Series Risk [Member]
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New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Bayerische Motoren Werke AG ADRhedged(TM) | Risks of Investing in Germany [Member]
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Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Bayerische Motoren Werke AG ADRhedged(TM) | Investing in the EU Risk [Member]
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Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Bayerische Motoren Werke AG ADRhedged(TM) | BMW Company Risk [Member]
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BMW Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. BMW may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, raw materials price risks, environmental risks, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Bayerische Motoren Werke AG ADRhedged(TM) | BMW Investing Risk [Member]
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BMW Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and automotive companies, BMW faces risks unique to its operations including, among others, fluctuating market demand, rapid technological changes, competition for other luxury brands, evolving regulations, high development costs for new technologies, and potential damage to brand reputation due to quality issues or recalls.

Bayerische Motoren Werke AG ADRhedged(TM) | Automotive Industry Risk [Member]
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Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Bayerische Motoren Werke AG ADRhedged(TM) | Bayerische Motoren Werke AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMWH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Deutsche Telekom AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DEUTSCHE TELEKOM AG ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Deutsche Telekom AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Deutsche Telekom AG in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
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The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Deutsche Telekom AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Deutsche Telekom AG

Deutsche Telekom AG is a German telecommunications company headquartered in Bonn and is the largest telecommunications provider in Europe by revenue. Deutsche Telekom AG provides mobile communications, internet, and fixed networks. Deutsche Telekom AG also provides information and communication technology services for business and corporations. Deutsche Telekom AG is listed on the Frankfurt Stock Exchange, has a market cap of approximately $172.6 billion and annual revenue was reported as $93.03 billion in 2023.

Information regarding Deutsche Telekom AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.telekom.com), press releases, newspaper articles and other publicly disseminated documents. Deutsche Telekom AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Deutsche Telekom AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Deutsche Telekom AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Deutsche Telekom AG in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Deutsche Telekom AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Deutsche Telekom AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Deutsche Telekom AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Deutsche Telekom AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Deutsche Telekom AG could affect the value of the Fund’s investments with respect to Deutsche Telekom AG and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Deutsche Telekom AG ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Deutsche Telekom AG ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Deutsche Telekom AG ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Deutsche Telekom AG ADRhedged(TM) | Investing in the European Union (“EU”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Deutsche Telekom AG ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Deutsche Telekom AG ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Deutsche Telekom AG ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Deutsche Telekom AG ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Deutsche Telekom AG ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Deutsche Telekom AG ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Deutsche Telekom AG ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Deutsche Telekom AG ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Deutsche Telekom AG ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Deutsche Telekom AG ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Deutsche Telekom AG ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Deutsche Telekom AG ADRhedged(TM) | Investing in Germany [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Deutsche Telekom AG ADRhedged(TM) | Deutsche Telekom AG Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Deutsche Telekom AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Deutsche Telekom AG may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, data security issues, economic uncertainty, changes in technology, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Deutsche Telekom AG ADRhedged(TM) | Deutsche Telekom AG Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Deutsche Telekom AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and telecommunications companies, Deutsche Telekom AG faces risks unique to its operations including, among others, intense market competition, rapidly evolving technology causing obsolescence, regulatory pressures, cyber security threats, data privacy concerns, geopolitical instability, and potential price reductions enforced by regulators; all of which can impact profitability and customer retention.

Deutsche Telekom AG ADRhedged(TM) | Telecommunications Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

Deutsche Telekom AG ADRhedged(TM) | Deutsche Telekom AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTEH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Heineken NV ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HEINEKEN NV ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Heineken NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Heineken NV in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Heineken NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Heineken N.V.

Heineken N.V., also known as The Heineken Company, is a Dutch multinational brewing company that develops, markets, and sells alcoholic beverages.   Heineken N.V. is traded on the Euronext Amsterdam Exchange, has a market cap of approximately $40.08 billion and annual revenue was reported as $ 39.5 billion in 2023.

Information regarding Heineken N.V. may be obtained from publicly available sources including, but not limited to, the company’s website (www.heineken.com), press releases, newspaper articles and other publicly disseminated documents. Heineken N.V. ADRs trade on the over-the-counter market (“OTC”). Information regarding Heineken N.V. may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Heineken N.V. ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Heineken N.V. in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Heineken N.V., and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Heineken N.V. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Heineken N.V. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Heineken N.V. have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Heineken N.V. could affect the value of the Fund’s investments with respect to Heineken N.V. and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Heineken NV ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Heineken NV ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Heineken NV ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Heineken NV ADRhedged(TM) | Investing in the European Union (“EU”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Heineken NV ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Amsterdam Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Heineken NV ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Heineken NV ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Heineken NV ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Heineken NV ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Heineken NV ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Heineken NV ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Heineken NV ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Heineken NV ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Heineken NV ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Heineken NV ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Heineken NV ADRhedged(TM) | Risks of Investing in Netherlands [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in the Netherlands. Investments in Dutch issuers will subject the Series to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

Heineken NV ADRhedged(TM) | Heineken NV Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Heineken N.V. Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or Belgium. Heineken N.V. may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, consumer confidence, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Heineken NV ADRhedged(TM) | Heineken N.V. Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Heineken N.V. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and beverage industry companies, Heineken NV faces risks unique to its operations including, among others, food safety risks, economic downturns, dependence on specific markets, regulatory compliance, and regulatory changes,

Heineken NV ADRhedged(TM) | Beverages Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Heineken NV ADRhedged(TM) | Heineken NV ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HEIH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Hermes International SA ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HERMES INTERNATIONAL SA ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Hermes International SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Hermes International SA in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hermes International SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Hermes International SA

Hermes International SA (“Hermes”) is a luxury goods company that designs, produces, and distributes a variety of products including bags, clothing, shoes, and jewelry. Hermes is primarily traded on the Paris Stock Exchange, has a market cap of approximately $296.6 billion and annual revenue was reported as $14.84 billion in 2023.

Information regarding Hermes International SA may be obtained from publicly available sources including, but not limited to, the company’s website (www.hermes.com), press releases, newspaper articles and other publicly disseminated documents. Hermes ADRs trade on the over-the-counter market (“OTC”). Information regarding Hermes may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Hermes ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Hermes, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Hermes from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Hermes is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Hermes have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Hermes could affect the value of the Fund’s investments with respect to Hermes and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Hermes International SA ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Hermes International SA ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hermes International SA ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Hermes International SA ADRhedged(TM) | Risk of Investing in France [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Hermes International SA ADRhedged(TM) | Investing in the European Union (“EU”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Hermes International SA ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Hermes International SA ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Hermes International SA ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Hermes International SA ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Hermes International SA ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Hermes International SA ADRhedged(TM) | Risk of Investing in Unsponsored Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Hermes International SA ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Hermes International SA ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Hermes International SA ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Hermes International SA ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Hermes International SA ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Hermes International SA ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Hermes International SA ADRhedged(TM) | Hermes International SA Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hermes International SA Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Hermes International SA may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, consumer sentiment, changes in technology, disruptions in supply chain, availability of materials, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Hermes International SA ADRhedged(TM) | Hermes International SA Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hermes Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary industry companies, Hermes faces risks unique to its operations including, among others, overexposure and brand dilution due to excessive accessibility, damage to exclusivity through improper distribution, fluctuations in consumer demand based on economic cycles, dependence on a limited range of iconic products, counterfeiting issues, supply chain disruptions impacting access to high-quality materials, and potential negative impacts on brand image from ethical concerns regarding labor practices in the supply chain; all while maintaining the delicate balance of exclusivity and meeting consumer expectations for high quality and craftsmanship.

Hermes International SA ADRhedged(TM) | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Hermes International SA ADRhedged(TM) | Hermes International SA ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Hitachi Ltd. ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HITACHI LTD. ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Hitachi Ltd. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Hitachi Ltd. in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hitachi Ltd. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Hitachi Ltd.

Hitachi Ltd. is a Japanese multinational conglomerate that manufactures and sells a variety of products and services. Hitachi’s products and services include digital system and services, energy and railway systems, building systems (e.g., elevators and escalators), home appliances, air conditioners, measurement and analytical systems, water and environmental solutions, mass-produced industrial equipment, custom-made industrial equipment, healthcare products, construction machinery, and automotive systems. Hitachi Ltd. is primarily traded on the Tokyo and Nagoya Stock Exchanges, has a market cap of approximately $123.3 billion and annual revenue was reported as $70.5 billion in 2023.

Information regarding Hitachi Ltd. may be obtained from publicly available sources including, but not limited to, the company’s website (www.hitachi.com), press releases, newspaper articles and other publicly disseminated documents. Hitachi Ltd. ADRs trade on the over-the-counter market (“OTC”). Information regarding Hitachi Ltd. may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Hitachi Ltd. ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Hitachi Ltd., and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Hitachi Ltd. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Hitachi Ltd. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Hitachi Ltd. have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Hitachi Ltd. could affect the value of the Fund’s investments with respect to Hitachi Ltd. and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Hitachi Ltd. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Hitachi Ltd. ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hitachi Ltd. ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Hitachi Ltd. ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Hitachi Ltd. ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Hitachi Ltd. ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Hitachi Ltd. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Hitachi Ltd. ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Hitachi Ltd. ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Hitachi Ltd. ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Hitachi Ltd. ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Hitachi Ltd. ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Hitachi Ltd. ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Hitachi Ltd. ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Hitachi Ltd. ADRhedged(TM) | Risk of Investing in Japan [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Hitachi Ltd. ADRhedged(TM) | Hitachi Ltd. Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hitachi Ltd. Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Hitachi Ltd may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, environmental issues, compliance risks, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Hitachi Ltd. ADRhedged(TM) | Hitachi Ltd. Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hitachi Ltd. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and technology industry companies, Hitachi Ltd. faces risks unique to its operations including, among others, intense global competition in the technology sector, rapid technological change, supply chain disruptions due to geopolitical factors, fluctuating currency exchange rates, environmental regulations, potential reputational damage from product recalls, and maintaining a skilled workforce in a competitive market.

Hitachi Ltd. ADRhedged(TM) | Technology Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Hitachi Ltd. ADRhedged(TM) | Hitachi Ltd. ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTHH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
L'Oreal SA ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	L’OREAL SA ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The L’Oreal SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of L’Oreal SA in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the L’Oreal SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

L’Oreal SA

L’Oréal S.A. (“L’Oréal”) is a French multinational company that develops, manufactures, and sells cosmetic and personal care products for women and men worldwide. L’Oréal is primarily traded on the Paris Stock Exchange, has a market cap of approximately $188.3 billion and annual revenue was reported as $45.5 billion in 2023.

Information regarding L’Oréal S.A. may be obtained from publicly available sources including, but not limited to, the company’s website (www.loreal.com), press releases, newspaper articles and other publicly disseminated documents. L’Oréal ADRs trade on the over-the-counter market (“OTC”). Information regarding L’Oréal may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for L’Oréal ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on L’Oréal, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding L’Oréal from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding L’Oréal is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of L’Oréal have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning L’Oréal could affect the value of the Fund’s investments with respect to L’Oréal and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
L'Oreal SA ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
L'Oreal SA ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
L'Oreal SA ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

L'Oreal SA ADRhedged(TM) | Risk of Investing in France [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

L'Oreal SA ADRhedged(TM) | Investing in the European Union (“EU”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

L'Oreal SA ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

L'Oreal SA ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

L'Oreal SA ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

L'Oreal SA ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

L'Oreal SA ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

L'Oreal SA ADRhedged(TM) | Risk of Investing in Unsponsored Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

L'Oreal SA ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

L'Oreal SA ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

L'Oreal SA ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

L'Oreal SA ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

L'Oreal SA ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

L'Oreal SA ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

L'Oreal SA ADRhedged(TM) | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

L'Oreal SA ADRhedged(TM) | L’Oréal SA Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

L’Oréal SA Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. L’Oréal may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, environmental risks, health and safety issues, changes in technology, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

L'Oreal SA ADRhedged(TM) | LOreal Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

L’Oréal Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary companies, L’Oréal faces risks unique to its operations including, among others, negative publicity due to product safety concerns, regulatory changes impacting ingredients, reputational damage from ethical sourcing issues, fluctuations in consumer trends, intense competition in the beauty market, and potential legal challenges related to product claims or advertising, all of which can significantly impact sales and brand image.

L'Oreal SA ADRhedged(TM) | L'Oreal SA ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LRLH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LVMH MOET HENNESSY LOUIS VUITTON SE ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The LVMH Moet Hennessy Louis Vuitton SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of LVMH Moet Hennessy Louis Vuitton SE in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the LVMH Moet Hennessy Louis Vuitton SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

LVMH Moet Hennessy Louis Vuitton SE

LVMH Moet Hennessy Louis Vuitton SE (“LVMH”) is a French multinational holding company and conglomerate headquartered in Paris. LVMH is a luxury goods company that produces and sells wine, spirits, fashion, leather goods, perfumes, cosmetics, watches, and jewelry. LVMH is primarily traded on the Paris Stock Exchange, has a market cap of approximately $354.2 billion and annual revenue was reported as $95.2 billion in 2023.

Information regarding LVMH may be obtained from publicly available sources including, but not limited to, the company’s website (www.lvmh.com), press releases, newspaper articles and other publicly disseminated documents. LVMH ADRs trade on the over-the-counter market (“OTC”). Information regarding LVMH may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for LVMH ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on LVMH, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding LVMH from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding LVMH is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LVMH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning LVMH could affect the value of the Fund’s investments with respect to LVMH and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk of Investing in France [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Investing in the European Union (“EU”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk of Investing in Unsponsored Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | LVMH Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LVMH Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. LVMH Moet Hennessy Louis Vuitton SE may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, consumer health issues, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | LVMH Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

LVMH Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary companies, LVMH faces risks unique to its operations including, among others, overexposure and brand dilution due to excessive accessibility, damage to exclusivity through improper distribution, fluctuations in consumer demand based on economic cycles, dependence on a limited range of iconic products, counterfeiting issues, supply chain disruptions impacting access to high-quality materials, and potential negative impacts on brand image from ethical concerns regarding labor practices in the supply chain; all while maintaining the delicate balance of exclusivity and meeting consumer expectations for high quality and craftsmanship.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LVH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Nestle SA ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	NESTLE SA ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Nestle SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Nestle SA in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Nestle SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Nestle SA

Nestle S.A. (“Nestle”) is a Swiss multinational food and beverage conglomerate corporation headquartered in Switzerland. Nestle S.A. manufactures and sells products for people and pets. Nestle is primarily traded on the Swiss Franc Exchange, has a market cap of approximately $218.2 billion and annual revenue was reported as $111.03 billion in 2023.

Information regarding Nestle may be obtained from publicly available sources including, but not limited to, the company’s website (www.nestle.com), press releases, newspaper articles and other publicly disseminated documents. Nestle ADRs trade on the over-the-counter market (“OTC”). Information regarding Nestle may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Nestle ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Nestle in compliance with Rule 12g3-2(b) under the Exchange Act. Investors are highly encouraged to conduct their own research on Nestle, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Nestle from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Nestle is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nestle have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Nestle could affect the value of the Fund’s investments with respect to Nestle and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Nestle SA ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Nestle SA ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Nestle SA ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Nestle SA ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Nestle SA ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Nestle SA ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Nestle SA ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Nestle SA ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Nestle SA ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Nestle SA ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Nestle SA ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Nestle SA ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Nestle SA ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Nestle SA ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Nestle SA ADRhedged(TM) | Risk of Investing in Switzerland [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Switzerland. Investments in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.

Nestle SA ADRhedged(TM) | Nestle Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Nestle Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, environmental concerns, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Nestle SA ADRhedged(TM) | Nestle Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Nestle Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and food and beverage industry companies, Nestle faces risks unique to its operations including, among others, negative public perception due to ethical concerns regarding their sourcing practices, particularly child labor and environmental impact, fluctuating raw material costs due to climate change, intense competition in the food and beverage market, changing consumer preferences towards healthier options, and potential regulatory issues related to product labeling and marketing; all of which can significantly impact their sales and brand reputation.

Nestle SA ADRhedged(TM) | Food and Beverage Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Food and Beverage Industry Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

Nestle SA ADRhedged(TM) | Nestle SA ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSRH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Roche Holding AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ROCHE HOLDING AG ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Roche Holding AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Roche Holding AG in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Roche Holding AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Roche Holding AG

Roche Holding AG (“Roche”) engages in the pharmaceuticals and diagnostics businesses internationally. Roche develops medicines, diagnostics testing and equipment, and digital health solutions. Roche is primarily traded on the Swiss Franc Exchange, has a market cap of approximately $233.6 billion and annual revenue was reported as $64.24 billion in 2023.

Information regarding Roche may be obtained from publicly available sources including, but not limited to, the company’s website (www.roche.com), press releases, newspaper articles and other publicly disseminated documents. Roche AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Roche may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Roche ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Roche in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Roche, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Roche from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roche is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Roche have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roche could affect the value of the Fund’s investments with respect to Roche and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Roche Holding AG ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Roche Holding AG ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Roche Holding AG ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Roche Holding AG ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Roche Holding AG ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Roche Holding AG ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Roche Holding AG ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Roche Holding AG ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Roche Holding AG ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Roche Holding AG ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Roche Holding AG ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Roche Holding AG ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Roche Holding AG ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Roche Holding AG ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Roche Holding AG ADRhedged(TM) | Pharmaceutical Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Roche Holding AG ADRhedged(TM) | Risk of Investing in Switzerland [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Switzerland. Investments in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.

Roche Holding AG ADRhedged(TM) | Roche Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Roche Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Roche may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, environmental concerns, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Roche Holding AG ADRhedged(TM) | Roche Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Roche Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and pharmaceutical companies, Roche faces risks unique to its operations including, among others, intense competition in the pharmaceutical market, dependence on successful drug development, regulatory hurdles, potential side effects from new medications, clinical trial failures, intellectual property challenges, market fluctuations, reputational damage from adverse events, and changing healthcare policies across different regions.

Roche Holding AG ADRhedged(TM) | Roche Holding AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RHHH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Siemens AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SIEMENS AG ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Siemens AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Siemens AG in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Siemens AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Siemens AG

Siemens AG is a German multinational technology conglomerate. It is focused on creating products and services for industrial automation, distributed energy resources, rail transport and health technology. Siemens AG is primarily traded on the Frankfurt Stock Exchange, has a market cap of approximately $173.4 billion and annual revenue was reported as $82.4 billion in 2024.

Information regarding Siemens AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.siemens.com), press releases, newspaper articles and other publicly disseminated documents. Siemens AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Siemens AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Siemens AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Siemens AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Siemens AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Siemens AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Siemens AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Siemens AG could affect the value of the Fund’s investments with respect to Siemens AG and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Siemens AG ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Siemens AG ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Siemens AG ADRhedged(TM) | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Siemens AG ADRhedged(TM) | Investing in the European Union (“EU”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Siemens AG ADRhedged(TM) | Foreign Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Siemens AG ADRhedged(TM) | Currency Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Siemens AG ADRhedged(TM) | Currency Swap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Siemens AG ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Siemens AG ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Siemens AG ADRhedged(TM) | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Siemens AG ADRhedged(TM) | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Siemens AG ADRhedged(TM) | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Siemens AG ADRhedged(TM) | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Siemens AG ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Siemens AG ADRhedged(TM) | New Series Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Siemens AG ADRhedged(TM) | Investing in Germany [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Siemens AG ADRhedged(TM) | Technology Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Siemens AG ADRhedged(TM) | Siemens AG Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Siemens AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply chain, labor problems or shortages, human rights issues, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Siemens AG ADRhedged(TM) | Siemens AG Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Siemens AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and technology companies, Siemens AG faces risks unique to its operations including, among others, geopolitical instability, trade wars, fluctuating economic conditions, intense competition in the industrial automation market, rapid technological changes, cybersecurity threats, supply chain disruptions, and regulatory compliance challenges across different regions where they operate, particularly in the areas of energy, infrastructure, and industrial automation.

Siemens AG ADRhedged(TM) | Rail Transport Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rail Transport Risk. Companies that provide rail transport technology and services are subject to the risks of the rail transport industry as a whole. Such risks include, but are not limited to, the risk that a company cannot secure or maintain regulatory qualifications for products and services, non-diverse customer base due to the industry being dominated by a few large participants, changes in regulatory standards for services and equipment, natural disasters that can interrupt railway operations, and obsolete technology.

Siemens AG ADRhedged(TM) | Health Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Health Technology Risk. Health technology companies are subject to unique risks related to intellectual property protection and significant expenditures on research and development that many not produce profitable results. Companies in the health technology industry rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect rights in their proprietary products and technologies. There can be no assurance that steps taken to protect proprietary rights will adequately prevent the misappropriation of technology. Competitors may also develop technologies that are substantially equivalent or superior to such companies’ technology. Health technology companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be profitable.

Siemens AG ADRhedged(TM) | Siemens AG ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIEH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
Softbank Group Corp. ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SOFTBANK GROUP CORP. ADRhedged™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Softbank Group Corp. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Softbank Group Corp. in its local market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Series (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Softbank Group Corp. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Softbank Group Corp.

Softbank Group Corp.(“Softbank”) operates as a holding company, that provides a range of products and services. Through its subsidiary “SoftBank”, businesses include telecommunication services, technology, finance, and media. Softbank is primarily traded on the Tokyo Stock Exchange, has a market cap of approximately $88.81 billion and annual revenue was reported as $48.62 billion in 2023.

Information regarding Softbank may be obtained from publicly available sources including, but not limited to, the company’s website (group.softbank/en), press releases, newspaper articles and other publicly disseminated documents. Softbank ADRs trade on the over-the-counter market (“OTC”). Information regarding Softbank may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC’s website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Softbank ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Softbank, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Softbank from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Softbank is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Softbank have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Softbank could affect the value of the Fund’s investments with respect to Softbank and therefore the value of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Softbank Group Corp. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Softbank Group Corp. ADRhedged(TM) | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Softbank Group Corp. ADRhedged(TM) | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Softbank Group Corp. ADRhedged(TM) | Foreign Market Risk [Member]
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Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Softbank Group Corp. ADRhedged(TM) | Currency Hedging Risk [Member]
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Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Softbank Group Corp. ADRhedged(TM) | Currency Swap Risk [Member]
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Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Softbank Group Corp. ADRhedged(TM) | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Softbank Group Corp. ADRhedged(TM) | Risk of Investing in Depositary Receipts [Member]
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Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Softbank Group Corp. ADRhedged(TM) | Risk of Investing in Unsponsored Depositary Receipts [Member]
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Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

●	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.

●	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.

●	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.

●	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.

●	Regulatory Risks: Different regulatory environments may affect the company’s operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.

●	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Softbank Group Corp. ADRhedged(TM) | Tax Risk [Member]
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Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Softbank Group Corp. ADRhedged(TM) | Equity Securities Risk [Member]
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Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Softbank Group Corp. ADRhedged(TM) | Management Risk [Member]
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Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Softbank Group Corp. ADRhedged(TM) | Market Trading Risk [Member]
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Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Softbank Group Corp. ADRhedged(TM) | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Softbank Group Corp. ADRhedged(TM) | New Series Risk [Member]
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New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Softbank Group Corp. ADRhedged(TM) | Risk of Investing in Japan [Member]
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Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Softbank Group Corp. ADRhedged(TM) | SoftBank Company Risk [Member]
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SoftBank Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. SoftBank may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Softbank Group Corp. ADRhedged(TM) | SoftBank Investing Risk [Member]
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Softbank Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and telecommunication services companies, Softbank faces risks unique to its operations including, among others, market volatility, dependence on the tech sector, high debt levels, regulatory changes, geopolitical risks, valuation risks associated with their large investment portfolio, potential for poor investment decisions, competition from other investors, and the need to adapt to rapidly changing technological landscapes.

Softbank Group Corp. ADRhedged(TM) | Telecommunication Services Industry [Member]
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Telecommunication Services Industry Risk. Risks faced by companies in the telecommunications industry include a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Softbank Group Corp. ADRhedged(TM) | Softbank Group Corp. ADRhedged(TM)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFTH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61